RELATED PARTIES (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended						12 Months Ended
	Jun. 30, 2017	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2018	Dec. 31, 2014
Reorganization Items, net				$ 233	$ 3,849	$ 520	$ (4,471)		$ 131	$ 5,659
Non-cash expense relating to stock compensation benefits								$ 3,808	2,841	2,811
Net Carrying Value				1,100,050				1,104,727	1,100,050
Impairment of long-lived assets held-for-use		$ 7,346						88,408	79,242
Separation and transition costs								604	9,043
Severance costs related to separation and transition costs									3,337
Cash dividends paid to parent company by unconsolidated subsidiaries								$ 202,000	$ 200,000
Dividends paid, per share								$ 6.93	$ 6.86
Income Recognized								$ 64
Long-term debt				439,651				552,937	$ 439,651
Parent Company [Member]
Reorganization Items, net									131	5,659
Separation and transition costs								$ 381	6,077
Long-term debt				433,468					433,468
OSG Ship Management Manila Inc. [Member] | Parent Company [Member]
Debt instrument, interest rate, stated percentage								4.00%
Long-term debt				1,764				$ 1,764	1,764
Interest Payable				3				91	3
Interest Income (Expense), Net								131	74	176
International Seaways Operating Corporation [Member] | Parent Company [Member]
Distributions from related party to parent for operating expenses								487,260
Earnings distributions to parent company								322,092
Return of capital to parent company								165,168
Transition Services Agreement [Member]
Accounts receivable, related parties, current				27				63	27
Accounts payable, related parties, current				31				731	31
Vessel/Fleet [Member]
Net Carrying Value				1,097,491				1,102,273	1,097,491	1,237,934		$ 1,306,540
OSG Inc. [Member]
Capital contribution from former parent								3,797	9,424
Reorganization Items, net								131	131	5,659
Non-cash expense relating to stock compensation benefits								2,520	2,811
Allocated general and administrative expenses recorded as capital contributions								1,146	954
Accounts payable, related parties, current				683				367	683
OSG Inc. [Member] | Parent Company [Member]
Earnings distributions to parent company									202,000	$ 200,000
Qatar Gas Transport Company Limited Nakilat Joint Venture [Member]
Guarantor obligation fee								100
INSW Facilities [Member]
Repayments of debt	$ 458,416
INSW Facilities [Member] | Parent Company [Member]
Repayments of debt			$ 458,416
INSW Facilities [Member] | Term Loan [Member]
Long-term debt								546,563
Euronav Nv Joint Venture [Member] | Term Loan [Member]
Long-term debt				$ 75,343					$ 75,343
LNG Joint Venture [Member]
Annual fee to related party								$ 125
LNG Joint Venture [Member] | Scenario, Forecast [Member]
Annual fee to related party											$ 135